Short term investments (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Short term investments	$ 6,657,270	$ 7,091,939
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Short term investments
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Short term investments
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Short term investments	$ 6,657,270